Segment information (Tables)	12 Months Ended
Mar. 31, 2025
Schedule of Segment Reporting Information, by Segment
Summarized segment information for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025:

	Fiscal year ended March 31, 2023
	Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income/ (expense) (external)	Rs.	474,489.5	Rs.	367,857.6	Rs.	71,641.4	Rs.	913,988.5
Net interest income/ (expense) (internal)		168,806.2		(116,903.5)		(51,902.7)		—
Net interest revenue		643,295.7		250,954.1		19,738.7		913,988.5
Non-interest revenue		252,576.6		42,286.9		(3,477.0)		291,386.5
Less: Provision for credit losses		86,920.2		(12,706.4)		—		74,213.8

Total revenue, net		808,952.1		305,947.4		16,261.7		1,131,161.2
Salaries and staff benefits		(189,302.4)		(8,618.3)		(1,806.1)		(199,726.8)
Other than salaries and staff benefits expense		(243,387.5)		(25,643.4)		(21.7)		(269,052.6)

Total non-interest expense		(432,689.9)		(34,261.7)		(1,827.8)		(468,779.4)

Income before income tax	Rs.	376,262.2	Rs.	271,685.7	Rs.	14,433.9	Rs.	662,381.8

Income tax expense							Rs.	166,117.4

Net income before noncontrolling interest							Rs.	496,264.4

Segment assets:
Segment total assets	Rs.	13,599,750.2	Rs.	9,274,409.1	Rs.	2,881,464.7	Rs.	25,755,624.0

	Fiscal year ended March 31, 2024
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total
	(In millions)
Net interest income/(expense) (external)	Rs.	624,203.3	Rs.	249,868.7	Rs.	265,306.7	Rs.	86,474.6	Rs.	22,150.1	Rs.	1,248,003.4
Net interest income/(expense) (internal)		178,794.9		65,798.9		(244,593.8)		—		—		—
Net interest revenue		802,998.2		315,667.6		20,712.9		86,474.6		22,150.1		1,248,003.4
Non-interest revenue		276,151.7		24,303.9		11,784.3		418,250.0		8,441.0		738,930.9
Less: Provision for credit losses		118,900.0		14,163.1		—		—		—		133,063.1

Total revenue, net		960,249.9		325,808.4		32,497.2		504,724.6		30,591.1		1,853,871.2
Salaries and staff benefits		(246,954.5)		(23,096.5)		(2,232.5)		(6,105.9)		(10,386.6)		(288,776.0)
Other than salaries and staff benefits expense		(301,798.6)		(61,638.6)		(4,045.7)		(105,692.1)		(4,495.4)		(477,670.4)
Claims and benefits paid pertaining to insurance business		—		—		—		(381,965.8)		—		(381,965.8)
Total non-interest expense		(548,753.1)		(84,735.1)		(6,278.2)		(493,763.8)		(14,882.0)		(1,148,412.2)

Income before income tax	Rs.	411,496.8	Rs.	241,073.3	Rs.	26,219.0	Rs.	10,960.8	Rs.	15,709.1	Rs.	705,459.0

Income tax expense											Rs.	77,827.1

Net income before noncontrolling interest											Rs.	627,631.9
Segment assets:
Segment total assets	Rs.	23,256,928.8	Rs.	13,133,744.0	Rs.	2,731,823.5	Rs.	4,387,398.1	Rs.	608,678.6	Rs.	44,118,573.0

	Fiscal year ended March 31, 2025
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total		Total
	(In millions)
Net interest income/(expense) (external)	Rs.	956,355.0	Rs.	169,440.6	Rs.	144,728.0	Rs.	133,733.0	Rs.	229.0	Rs.	1,404,485.6	US$	16,440.0
Net interest income/(expense) (internal)		16,464.5		116,723.3		(133,187.8)		—		—		—		—
Net interest revenue		972,819.5		286,163.9		11,540.2		133,733.0		229.0		1,404,485.6		16,440.0
Non-interest revenue		305,210.1		52,654.6		42,448.9		521,983.0		44,726.0		967,022.6		11,319.4
Less: Provision for credit losses		190,309.5		(8,929.4)		—		—		—		181,380.1		2,123.1

Total revenue, net		1,087,720.1		347,747.9		53,989.1		655,716.0		44,955.0		2,190,128.1		25,636.3
Salaries and staff benefits		(263,810.0)		(11,863.1)		(2,249.6)		(8,544.0)		(12,785.0)		(299,251.7)		(3,502.9)
Other than salaries and staff benefits expense		(330,405.2)		(64,844.2)		(386.5)		(93,757.2)		(7,070.0)		(496,463.1)		(5,811.4)
Claims and benefits paid pertaining to insurance business		—		—		—		(532,867.1)		—		(532,867.1)		(6,237.5)

Total non-interest expense		(594,215.2)		(76,707.3)		(2,636.1)		(635,168.3)		(19,855.0)		(1,328,581.9)		(15,551.8)

Income before income tax		493,504.9		271,040.6		51,353.0		20,547.7		25,100.0	Rs.	861,546.2		10,084.5

Income tax expense											Rs.	175,014.9		2,048.6

Net income before noncontrolling interest												686,531.3		8,035.9

Segment assets:
Segment total assets	Rs.	25,660,856.3	Rs.	13,784,529.5	Rs.	3,204,355.4	Rs.	4,917,053.5	Rs.	620,876.4	Rs.	48,187,671.1	US$	564,060.3